Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Forfeiture of common stock by sponsor at par value	$ 0.0001